Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Tax expense (benefits) on marketable securities	$ 1	$ 5	$ 6	$ (7)